Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
REVENUE
Net revenue	$ 37,220,870	$ 10,545,843
EXPENSES
Salaries and wages	18,020,053	6,254,017
Consulting	3,714,490	2,753,235
Professional fees	2,608,486	2,634,599
Revenue sharing expense	22,853,680	3,380,017
Sponsorships and tournaments	435,670	585,186
Advertising and promotion	1,387,370	2,513,687
Office and general	3,529,520	1,771,888
Technology expenses	2,487,569	1,062,807
Amortization and depreciation	4,891,097	3,549,374
Share-based payments	3,702,705	1,409,569
Interest expense	1,399,721	908,766
Loss on foreign exchange	939,235	578,900
Change in fair value of contingent consideration		87,702
Loss on extinguishment of debt	2,428,900
Gain on retained interest in former associate	(99,961)
Transaction costs	341,702
Non-operational professional fees	846,475
Arbitration settlement reserve	6,468,330
Impairment of investment in associate and advances		3,652,199
Impairment of goodwill and intangibles	3,885,001
Change in fair value of investment at FVTPL	(581,812)
Change in fair value of warrant liability	(9,037,108)	6,189,921
Change in fair value of convertible debt	6,066,594	(230,127)
Total	76,287,717	37,101,740
ASSOCIATES
Share of net loss of associate	103,930
Net loss for the year before taxes	(39,170,777)	(26,555,897)
Income tax expense
Net loss after taxes	(39,170,777)	(26,555,897)
DISCONTINUED OPERATIONS
Loss on disposal of Motorsports	(678,931)
Loss from discontinued operations	(945,109)	(5,860,211)
Net loss for the year	(40,794,817)	(32,416,108)
Net loss attributable to non-controlling interest	74,006	76,066
Net loss attributable to owners of the Company	(40,720,811)	(32,340,042)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences	10,250	(1,001,103)
Comprehensive loss for the year	$ (40,710,561)	$ (33,341,145)
LOSS PER SHARE
Basic loss per share - continuing operations	$ (3.29)	$ (8.98)
Basic loss per share - discontinued operations	(0.14)	(1.99)
Basic and diluted loss per share	$ (3.43)	$ (10.96)
Weighted average number of shares outstanding - Basic	11,874,775	2,949,511
Games development [member]
REVENUE
Net revenue	$ 3,422,202	$ 2,732,846
Direct to consumer [member]
REVENUE
Net revenue	453,400	363,554
Software-as-a-service [member]
REVENUE
Net revenue	6,360,361	2,571,672
Advertisement [member]
REVENUE
Net revenue	26,656,446	4,491,356
Professional services [member]
REVENUE
Net revenue	$ 328,461	$ 386,415